Note 17 - Other Supplemental Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
17.	Other supplemental information

	2024	2023

Cash payments made during the period
Income taxes	$82,308	$64,647
Interest	77,390	49,717